Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

	December 31,	December 31,
	2025	2024
	$	$
Trade payables	395,539	84,020
Accrued liabilities	158,245	63,185
Total	553,784	147,205